Subsequent Events (Details Textual)	0 Months Ended		12 Months Ended						12 Months Ended		0 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended
	Nov. 19, 2010 USD ($)	Jul. 29, 2010	Jun. 30, 2012 USD ($)	Jun. 06, 2012 USD ($)	Jun. 30, 2011 USD ($)	Oct. 31, 2010 USD ($)	Jul. 20, 2010 USD ($)	Jun. 30, 2012 Blue Line [Member] USD ($)	Jun. 30, 2012 Blue Line ACDL, Inc., [Member] USD ($)	Jun. 30, 2012 Harbinger ACDL Blocker [Member]	Aug. 14, 2012 Ziegler Asset Partners Trust [Member] Subsequent Event [Member] USD ($)	Jul. 23, 2012 Ziegler Asset Partners Trust [Member] Subsequent Event [Member] USD ($)	Aug. 14, 2012 Ziegler Asset Partners Trust [Member] Mr Ziegler [Member] Subsequent Event [Member] USD ($)	Aug. 14, 2012 Harbinger Master, Harbinger Special Situations, and Blue Line [Member] Subsequent Event [Member] USD ($)	Jun. 30, 2012 Subject Ferrous Shares [Member] GBP (£)	Jun. 30, 2012 Common Class A [Member] EUR (€)	Jun. 30, 2012 Series A Convertible Preferred Stock [Member] EUR (€)	Jun. 30, 2012 ACDL Common Shares [Member]	Jun. 30, 2012 ACDL Common Shares [Member] Blue Line [Member]	Jun. 30, 2012 ACDL Preferred Shares [Member]	Jun. 30, 2012 ACDL Preferred Shares [Member] Blue Line ACDL Blocker [Member]	Jun. 30, 2012 Class VI ACDL Shares [Member]	Jun. 30, 2012 Class VI ACDL Shares [Member] Blue Line [Member]	Jun. 30, 2012 Series V Acdl Preferred Shares [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]
Ordinary shares issued during the period	6,400,000	3,066,667							1,000						77,462,783	12,500	71,619,017		75,000,000				17,566
Ordinary shares, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001				$ 0.001						£ 0.0001	€ 1	€ 1
Ordinary stock, shares outstanding			8,533,333		8,533,333													162,527,842
Preferred stock, shares outstanding			0		0															1,211,946	173,865				0.001	0.001
Shares, Issued																						72,921
Equity Method Investments								$ 60,000,000
Balance (in shares)										237,527,842												17,566		1,385,811
Stock Issued During Period, Shares, Issued for Services			24,786,633																						108,432	100
Preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001
Stockholders' Equity Note, Stock Split, Conversion Ratio																									100
Long-term Debt, Gross				$ 200,000		$ 50,000	$ 150,000				$ 111,758	$ 200,000	$ 498,242	$ 226,474
Debt Instrument, Interest Rate, Stated Percentage				8.50%							8.50%	8.50%	8.50%	8.50%
Debt Instrument, Maturity Date											Nov. 15, 2012	Nov. 15, 2012
Consent Fee Per Share													$ 0.05